CONVERTIBLE PROMISSORY NOTE, Fair Value of Derivative and Loan Balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	$ 894,652
Change in fair value of derivative liability	(866,238)	$ 0	$ 0
Liability, ending balance	3,155,570	894,652
Convertible Debt [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	0
Additions	890,664
Interest expense	77,640
Accretion	246,291
Change in fair value of derivative liability	0
Conversion of convertible debt	(384,820)
Foreign exchange on loan	(63,704)
Liability, ending balance	766,070	0
Derivative Liability [member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	0
Additions	302,035
Interest expense	0
Accretion	0
Change in fair value of derivative liability	866,238
Conversion of convertible debt	(373,642)
Foreign exchange on loan	0
Liability, ending balance	$ 794,631	$ 0